Employee Retirement Benefit Plans - Assets Invested in Fixed Income Securities (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Healthcare cost trend rate up 1%
Increase, on APBO at balance sheet date	$ 278,178	$ 309,410
Increase, on total service and interest cost	11,853	14,243
Healthcare cost trend rate down 1%
Decrease, on APBO at balance sheet date	$ (248,870)	$ (273,544)
Pre 65
Assumed Healthcare Cost Trend Rates at the Balance Sheet Date
Healthcare cost trend rate initial (%)	8.47%	7.77%
Healthcare cost trend rate ultimate (%)	4.77%	5.15%
Year in which ultimate rates are reached	2020	2017
Post 65
Assumed Healthcare Cost Trend Rates at the Balance Sheet Date
Healthcare cost trend rate initial (%)	7.70%	8.15%
Healthcare cost trend rate ultimate (%)	4.77%	5.15%
Year in which ultimate rates are reached	2019	2018